Cash and Cash Equivalents (Details 1) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	$ 24,123,110	$ 26,050,456	$ 23,332,257	$ 24,576,341
Hong Kong Dollars [Member]
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	8,871	8,914
Renminbi [Member]
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	24,113,273	26,040,572
United States Dollars [Member]
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	$ 966	$ 970